PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment, Cost	$ 38,833	$ 36,722
Accumulated depreciation	34,240	32,330
Depreciated cost	4,593	4,392
Computers and Peripheral Equipment [Member]
Property, plant and equipment, Cost	23,616	22,105
Accumulated depreciation	21,697	20,356
Office Furniture And Equipment [Member]
Property, plant and equipment, Cost	12,004	11,459
Accumulated depreciation	10,136	9,722
Leasehold Improvements [Member]
Property, plant and equipment, Cost	3,213	3,158
Accumulated depreciation	$ 2,407	$ 2,252